Provisions and Other	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions and Other
NOTE 16.
PROVISIONS AND OTHER

Workers’ Compensation
Balance December 31, 2020	$8,308
Expensed during the year	3,296
Payment of deductibles and uninsured claims	(2,815)
Foreign exchange	(71)
Balance December 31, 2021	8,718
Expensed during the year	7,615
Payment of deductibles and uninsured claims	(5,229)
Foreign exchange	643
Balance December 31, 2022	$11,747

	2022	2021
Current	$4,209	$2,205
Long-term	7,538	6,513
	$11,747	$8,718
Precision maintains a provision for the deductible and uninsured portions of workers’ compensation and general liability claims. The amount accrued for the provision for losses incurred varies depending on the number and nature of the claims outstanding at the statement of financial position dates. In addition, the accrual includes management’s estimate of the future cost to settle each claim such as future changes in the severity of the claim and increases in medical costs. Precision uses third parties to assist in developing the estimate of the ultimate costs to settle each claim, which is based on historical experience associated with the type of each claim and specific information related to each claim. The specific circumstances of each claim may change over time prior to settlement and, as a result, the estimates made as of the reporting dates may change. The current portion of the provision is presented within accounts payables and accrued liabilities.